UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 6/30/2012
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]  is a restatement.
          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STRALEM & COMPANY, INC.
         -----------------------
Address: 645 Madison Avenue, New York, New York 10022
         --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Reporting  Manager:

Name:  Hirschel B. Abelson
       -------------------
Title: President
       -------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/ Hirschel B. Abelson
-----------------------
New York, New York
July 23, 2012

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry  Total:  45
                                          --
Form 13F Information Table Value Total:   $3,443,555 (In Thousands)
                                          -------------------------
List  of  Other  Included  Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    NONE

                                                          Stralem & Company, Inc
                                                                 FORM 13F
                                                               June 30, 2012

                                                                                                             Voting Authority
                                                                                                         ------------------------
                                                            Value    Shares/   Sh/  Put/  Invstmt   Other
        Name of Issuer          Title of class    CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
------------------------------ ---------------- ---------  --------  --------  ---  ----  -------  --------   ----   ------   ----
CISCO SYSTEMS INC                Common Stock    17275R102   77669   4523552    SH          Sole             4050227         473325
INTEL CORP                       Common Stock    458140100   94544   3547632    SH          Sole             3164232         383400
MICROSOFT CORP                   Common Stock    594918104   89848   2937173    SH          Sole             2635373         301800
ORACLE CORP                      Common Stock    68389X105   87252   2937763    SH          Sole             2640163         297600
QUALCOMM INC                     Common Stock    747525103   84596   1519321    SH          Sole             1351596         167725
ABBOTT LABORATORIES              Common Stock    002824100   97632   1514381    SH          Sole             1358971         155410
AGILENT TECHNOLOGIES             Common Stock    00846U101    1809     46100    SH          Sole                7900          38200
CELGENE CORP                     Common Stock    151020104   94262   1469168    SH          Sole             1333618         135550
THERMO FISHER SCIENTIFIC INC     Common Stock    883556102   80972   1559854    SH          Sole             1425444         134410
ZIMMER HLDGS INC COM             Common Stock    98956P102    1770     27500    SH          Sole                4400          23100
AUTOMATIC DATA PROCESSING INC    Common Stock    053015103    5466     98200    SH          Sole               21500          76700
BERKSHIRE HATHAWAY INC DEL CL    Common Stock    084670702     625      7500    SH          Sole                7500
CATERPILLAR INC                  Common Stock    149123101  104253   1227804    SH          Sole             1093704         134100
COCA COLA CO                     Common Stock    191216100  131685   1684163    SH          Sole             1510063         174100
COLGATE-PALMOLIVE                Common Stock    194162103     958      9200    SH          Sole                1000           8200
CSX CORP.                        Common Stock    126408103     329     14700    SH          Sole                              14700
DANAHER CORP                     Common Stock    235851102  124446   2389510    SH          Sole             2125960         263550
DOW CHEM CO COM                  Common Stock    260543103  121460   3855875    SH          Sole             3434875         421000
DU PONT E I DE NEMOURS & CO CO   Common Stock    263534109  115878   2291445    SH          Sole             2058845         232600
EATON CORP                       Common Stock    278058102  103773   2618544    SH          Sole             2344144         274400
FEDEX CORPORATION                Common Stock    31428X106  119646   1306033    SH          Sole             1177333         128700
GENERAL ELECTRIC CO              Common Stock    369604103  124384   5968500    SH          Sole             5526500         442000
INTERNATIONAL BUSINESS MACHS C   Common Stock    459200101  130968    669639    SH          Sole              592669          76970
KRAFT FOODS INC-A                Common Stock    50075N104   11428    295900    SH          Sole              215100          80800
MCDONALDS CORP                   Common Stock    580135101  119095   1345250    SH          Sole             1206400         138850
PEPSICO INCORPORATED             Common Stock    713448108     601      8500    SH          Sole                7300           1200
PHILIP MORRIS INTL.              Common Stock    718172109  111738   1280522    SH          Sole             1166622         113900
PROCTER & GAMBLE CO COM          Common Stock    742718109     462      7550    SH          Sole                7550
SCHLUMBERGER LTD.                Common Stock    806857108  110327   1699685    SH          Sole             1532155         167530
UNION PAC CORP COM               Common Stock    907818108    2840     23800    SH          Sole                4600          19200
UNITED TECHNOLOGIES CORP         Common Stock    913017109  109637   1451573    SH          Sole             1328473         123100
UNITEDHEALTH GROUP INC.          Common Stock    91324P102     784     13400    SH          Sole                              13400
APACHE CORP.                     Common Stock    037411105    5186     59000    SH          Sole                7400          51600
CHEVRON CORP                     Common Stock    166764100  143197   1357313    SH          Sole             1218763         138550
EXXON MOBIL CORP                 Common Stock    30231G102  145578   1701278    SH          Sole             1527841         173437
AT&T INC COM                     Common Stock    00206R102  136267   3821287    SH          Sole             3421987         399300
BRISTOL-MYERS SQUIBB             Common Stock    110122108     881     24500    SH          Sole                2800          21700
DOMINION RESOURCES               Common Stock    25746U109  123728   2291254    SH          Sole             2068254         223000
FIRSTENERGY CORP.                Common Stock    337932107     871     17700    SH          Sole                              17700
MERCK & CO.                      Common Stock    58933Y105  125792   3012993    SH          Sole             2774793         238200
NEXTERA ENERGY INC               Common Stock    65339F101  128649   1869630    SH          Sole             1670830         198800
PFIZER INC                       Common Stock    717081103  122104   5308852    SH          Sole             4910453         398399
PPL CORP.                        Common Stock    69351T106  121444   4366922    SH          Sole             3907172         459750
SOUTHERN CO                      Common Stock    842587107  124448   2687870    SH          Sole             2403970         283900
TECO ENERGY INC                  Common Stock    872375100    4276    236750    SH          Sole               23100         213650
REPORT SUMMARY                 45 DATA RECORDS             3443555                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED